INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
INCOME TAXES
PRC EIT tax rates	15.00%	15.00%
Tax effect of deferred tax recognized		$ 322,897
Adjustment on current income tax of the prior periods	$ 12,106
Change in unrecognized tax benefits		(782,752)
Total income tax expense (recovery)	$ 12,106	$ (459,855)	$ (1,340,844)